Disclosures About Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Disclosures About Fair Value of Financial Instruments
Summary of the carrying amounts and fair values of financial instruments

	December 31,
	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Loans receivable, net	$110,253	$111,073	$2,002,866	$2,026,389
Marketable equity securities	17,053	17,053	—	—
Warrants	1,334	1,334	1,500	1,500
Bank line of credit	454,000	454,000	—	—
Senior unsecured notes	5,416,063	5,819,304	3,318,379	3,536,413
Mortgage debt	1,764,571	1,870,070	1,235,779	1,258,185
Other debt	87,985	87,985	92,187	92,187
Interest-rate swap assets	—	—	3,865	3,865
Interest-rate swap liabilities	12,123	12,123	7,920	7,920